Right-of-use assets - Schedule of Right-of-Use Assets (Details) - CHF (SFr) SFr in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Reconciliation of changes in right-of-use assets [abstract]
Right-of-use assets beginning balance	SFr 323.6	SFr 214.0
Lease modification	4.3	3.2
Additions	228.5	121.0
Disposals	(0.1)	(0.1)
Depreciation	(36.9)	(28.8)
Currency Translation	(42.8)	9.9
Right-of-use assets ending balance	476.6	319.1
Gross carrying amount
Reconciliation of changes in right-of-use assets [abstract]
Right-of-use assets beginning balance	455.9	283.1
Right-of-use assets ending balance	633.2	419.2
Accumulated depreciation
Reconciliation of changes in right-of-use assets [abstract]
Right-of-use assets beginning balance	(132.3)	(69.1)
Right-of-use assets ending balance	(156.6)	(100.1)
Storage
Reconciliation of changes in right-of-use assets [abstract]
Right-of-use assets beginning balance	100.7	65.3
Lease modification	2.2	3.0
Additions	143.4	57.4
Disposals	0.0	0.0
Depreciation	(15.7)	(14.2)
Currency Translation	(26.4)	5.2
Right-of-use assets ending balance	204.1	116.7
Storage | Gross carrying amount
Reconciliation of changes in right-of-use assets [abstract]
Right-of-use assets beginning balance	152.8	87.5
Right-of-use assets ending balance	265.0	154.4
Storage | Accumulated depreciation
Reconciliation of changes in right-of-use assets [abstract]
Right-of-use assets beginning balance	(52.1)	(22.1)
Right-of-use assets ending balance	(60.9)	(37.7)
Stores & showrooms
Reconciliation of changes in right-of-use assets [abstract]
Right-of-use assets beginning balance	119.4	55.1
Lease modification	0.6	0.0
Additions	79.5	49.2
Disposals	0.0	(0.1)
Depreciation	(13.7)	(8.2)
Currency Translation	(13.3)	3.1
Right-of-use assets ending balance	172.4	99.2
Stores & showrooms | Gross carrying amount
Reconciliation of changes in right-of-use assets [abstract]
Right-of-use assets beginning balance	154.4	70.5
Right-of-use assets ending balance	217.2	123.3
Stores & showrooms | Accumulated depreciation
Reconciliation of changes in right-of-use assets [abstract]
Right-of-use assets beginning balance	(35.0)	(15.4)
Right-of-use assets ending balance	(44.8)	(24.1)
Offices
Reconciliation of changes in right-of-use assets [abstract]
Right-of-use assets beginning balance	101.1	90.8
Lease modification	1.5	0.2
Additions	5.2	13.8
Disposals	0.0	0.0
Depreciation	(6.6)	(5.5)
Currency Translation	(3.0)	1.5
Right-of-use assets ending balance	98.2	100.7
Offices | Gross carrying amount
Reconciliation of changes in right-of-use assets [abstract]
Right-of-use assets beginning balance	139.1	116.9
Right-of-use assets ending balance	141.5	132.7
Offices | Accumulated depreciation
Reconciliation of changes in right-of-use assets [abstract]
Right-of-use assets beginning balance	(38.0)	(26.1)
Right-of-use assets ending balance	(43.3)	(31.9)
Cars
Reconciliation of changes in right-of-use assets [abstract]
Right-of-use assets beginning balance	2.5	2.8
Lease modification	0.1	0.0
Additions	0.4	0.5
Disposals	(0.1)	0.0
Depreciation	(0.9)	(0.9)
Currency Translation	(0.1)	0.1
Right-of-use assets ending balance	2.0	2.5
Cars | Gross carrying amount
Reconciliation of changes in right-of-use assets [abstract]
Right-of-use assets beginning balance	9.6	8.1
Right-of-use assets ending balance	9.5	8.8
Cars | Accumulated depreciation
Reconciliation of changes in right-of-use assets [abstract]
Right-of-use assets beginning balance	(7.1)	(5.4)
Right-of-use assets ending balance	SFr (7.5)	SFr (6.3)